Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events
Subsequent Events

22. Subsequent Events

Subsequent to June 30, 2022, the Company issued 1,250,000 shares pursuant to the exercise of 1,250,000 warrants at $0.08 ($0.10 CAD) for proceeds of $100,000 ($128,913 CAD).

Subsequent to June 30, 2022, the Company issued 475,000 shares pursuant to the exercise of 475,000 options with exercise prices ranging from $0.08 - $0.12 for proceeds of approximately $45,332 ($58,439 CAD).

Subsequent to June 30, 2022, the Company granted 2,560,000 stock options to various employees of the Company. Each stock option can be exercised at $0.30 CAD (USD$0.23) for three years from the date of grant.

Subsequent to June 30, 2022, the Company issued 750,000 RSUs to an officer of the Company which vests immediately.